Retirement and Benefit Plans Level 4 Deferred Compensation Plan (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Plans [Line Items]
Interest expense	$ 4,781,000	$ 4,818,000	$ 9,672,000	$ 9,631,000	$ 21,757,000	$ 18,987,000	$ 21,005,000
Deferred compensation liability					10,900,000	11,400,000
Accrued liabilities Compensation and benefits [Member]
Deferred Compensation Plans [Line Items]
Deferred compensation liability					1,100,000	1,000,000
Other Compensation and benefits [Member]
Deferred Compensation Plans [Line Items]
Deferred compensation liability					9,800,000	10,400,000
Deferred Compensation Arrangement with Individual [Member]
Deferred Compensation Plans [Line Items]
Interest expense					$ 600,000	$ 700,000	$ 800,000